Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Cash Flow Information Related to Operating Leases

Cash flow information related to operating leases consists of the following:

	As of
	December 31, 2023	December 31, 2024	December 31, 2025
Cash paid for amounts in the measurement of lease liabilities	$57,201	$46,174	$—
Derecognition of ROU assets and lease liabilities	$—	$100,363	$—